Annual Fund Operating Expenses	Jun. 29, 2026
S 000080117 [Member]
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
S 000080117 [Member] | C 000241789 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.53%)	[2]
Net Expenses (as a percentage of Assets)	1.08%
S 000080116 [Member]
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
S 000080116 [Member] | C 000241788 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.41%)	[4]
Net Expenses (as a percentage of Assets)	1.07%

[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Tactical Risk Fund and is not a direct expense incurred by the Tactical Risk Fund or deducted from the Tactical Risk Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Beacon Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Tactical Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Tactical Risk Fund to ensure that Total Annual Fund Operating Expenses for the Tactical Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Tactical Risk Fund’s average net assets through June 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Tactical Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[3]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Unified Catalyst Fund and is not a direct expense incurred by the Unified Catalyst Fund or deducted from the Unified Catalyst Fund assets.
[4]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Unified Catalyst Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Unified Catalyst Fund to ensure that Total Annual Fund Operating Expenses for the Unified Catalyst Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Unified Catalyst Fund’s average net assets through June 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Unified Catalyst Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.